Note 11 - Options (Details 3) - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Stock based compensation expense components	$ 264,568	$ 927,686	$ 1,749,999
Research and Development Expense
Stock based compensation expense components	212,357	883,064	1,654,051
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 52,211	$ 44,622	$ 95,948